Held-To-Maturity Securities	12 Months Ended
Dec. 31, 2010
Held-To-Maturity Securities [Abstract]
HELD-TO-MATURITY SECURITIES
5.	HELD-TO-MATURITY SECURITIES
The Group’s marketable securities include floating rate notes and corporate notes as of December 31, 2009 and 2010. These securities are classified as held-to-maturity investments by the Group and carried at costs.
The Company held the following held-to-maturity securities:

	As of	As of
	December 31	December 31
	2009	2010
Current:
Floating rate notes	4,271	—
Corporate notes	7,851	13,208

Sub-total	12,122	13,208

Non-current:
Corporate notes	—	1,558

Total	12,122	14,766

As of December 31, 2010, the maturity dates of the notes ranged from March 1, 2011 to April 11, 2012.
The Group’s floating rate notes were purchased from authorized financial institutions.
The Group recognized interest income of $193 and $269 for the years ended December 31, 2009 and 2010, respectively. The Group did not hold any held-to-maturity securities in 2008.